Condensed Consolidated Statements of Comprehensive (Loss) Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 303	$ 2,168	$ 547	$ (81)
Other comprehensive (loss) income:
Foreign currency translation adjustment	(1,887)	(1,149)	(5,350)	1,713
Comprehensive (loss) income	$ (1,584)	$ 1,019	$ (4,803)	$ 1,632